Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities
Employee compensation	$ 173,000	$ 171,000
Current financial liabilities	145,000	61,000
Contract liabilities	91,000	104,000
Accrued interest payable	85,000	100,000
Accrued expenses	75,000	75,000
Taxes other than income taxes	68,000	72,000
Jackpot liabilities	57,000	66,000
Royalties payable	38,000	14,000
Operating lease liabilities	37,000	39,000
Income taxes payable	32,000	104,000
Other	36,000	21,000
Total other current liabilities	$ 837,000	$ 828,000